Revenue and Deferred Revenue - Changes in network financing receivable balance (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Changes in network financing receivable balance
Beginning balance	$ 1,291	$ 513	$ 513
Additional unbilled revenue recognized	0	406	887	$ 550
Amounts billed during the period	(53)	(17)	(109)	(37)
Ending balance	$ 1,238	$ 902	$ 1,291	$ 513